VIA EDGAR
September 13, 2006
Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:	The Gabelli Equity Trust Inc. Investment Company Act File No. 811-04700
Ladies and Gentlemen:
On behalf of The Gabelli Equity Trust Inc. (the “Fund”), please find attached for filing with the Securities and Exchange Commission (the “Commission”) a copy of the Fund’s Registration Statement on Form N-2, consisting of Amendment No. 37 to the Registration Statement under the Investment Company Act of 1940, as amended, and a new Registration Statement under the Securities Act of 1933, as amended (the “Securities Act”) (the “Registration Statement”).
The Fund has been engaged in business as a non-diversified, closed-end management investment company since the commencement of its operations on August 21, 1986. The Registration Statement will offer shares of the two new series of the Fund’s preferred stock; the Series F Cumulative Preferred Stock and the Series G Auction Rate Preferred Stock.
The description of the mechanics of the stock offering in the Fund’s Prospectus is virtually identical to that of The Gabelli Dividend and Income Trust (Securities Act No. 333-126480; Investment Company Act No. 811-21423), the registration statement of which was declared effective on November 1, 2005 after full review by the Commission, and the description of the Fund is based upon the Fund’s rights offering filed on Form N-2 (Securities Act No. 333-127724, Investment Company Act No. 811-04700), the registration statement of which was declared effective on September 27, 2005, after a full review by the Commission. An almost identical description of the Fund was also recently reviewed on the Fund’s Form N-14 (requesting stockholder approval of an Agreement and Plan of Reorganization in which the Fund acquired substantially all of the assets and assumed all of the stated liabilities of the Sterling Capital Corporation), the registration statement of which was declared effective on August 18, 2005 after a full review by the Commission (Securities Act No. 333-126111).

September 13, 2006

The Fund has wired a filing fee of $107.00 to the Commission’s account at Mellon Bank (Fed Reference # is 00000155).
* * * * *
The investment objective, policies and operations of the Fund and the mechanics of the stock offering do not appear to raise novel issues or problem areas that warrant particular attention of the Commission in reviewing the Registration Statement. Consequently, on behalf of the Fund, we request that the Registration Statement be given either no review or selective review by the Commission and that if such review is not granted, that we receive any comments by September 26, 2006.
Should members of the Commission’s staff have any questions or comments concerning the attached, they should call the undersigned or Rose F. DiMartino at (212) 728-8000.
Sincerely,
Aaron D. Wasserman
Attachments

cc:	Securities and Exchange Commission, Division of Investment Management, Branch Chief The New York Stock Exchange, Inc.